Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
1 / June 2021
Issues
Maturity
Date
Principal
Amount Value
BONDS – 94 .31%
BANK LOANS — 87 .84% *
Automotive — 0 .21%
Clarios Global LP,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.35% 04/30/26
1
$ 227,164 $ 225,531
Oeconnection LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.09% 09/25/26
1
133,116 133,116
4.10% 09/25/26
1
604,868 604,869
963,516
Communications — 10 .65%
A-L Parent LLC,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
4.25% 12/01/23
1
491,003 475,966
Altice Financing SA,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.90% 01/31/26
1
965,000 950,043
Altice France SA,
Term Loan B11, 1st Lien
(LIBOR plus 2.75%)
2.94% 07/31/25
1
997,403 982,442
Altice SA,
Term Loan B13, 1st Lien (France)
(LIBOR plus 4.00%)
4.16% 08/14/26
1,2
487,500 487,473
Banijay Group U.S. Holding, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
3.84% 03/01/25
1
994,987 992,913
CCI Buyer, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.75% 12/17/27
1
1,496,250 1,500,387
CenturyLink, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.35% 03/15/27
1
2,717,446 2,684,497
Charter Communications Operating LLC,
Term Loan B1, 1st Lien
(LIBOR plus 1.75%)
1.86% 04/30/25
1
942,788 942,142
Term Loan B2, 1st Lien
(LIBOR plus 1.75%)
1.86% 02/01/27
1
393,279 390,738
Clear Channel Outdoor Holdings,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
3.69% 08/21/26
1
485,079 474,164
Connect Finco SARL,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.50% 12/11/26
1
2,278,712 2,284,420
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Communications (continued)
Coralus Co-Borrower LLC,
Term Loan B5, 1st Lien
(LIBOR plus 2.25%)
2.35% 01/31/28
1
$ 2,250,000 $ 2,217,836
Crown Subsea Communications Holding, Inc.,
Term Loan, 1st Lien
(LIBOR plus 5.00%)
5.75% 04/27/27
1
958,904 967,693
CSC Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.32% 01/15/26
1
977,500 965,716
Term Loan B5, 1st Lien
(LIBOR plus 2.50%)
2.57% 04/15/27
1
992,462 985,282
Dawn Acquisition LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
3.90% 12/31/25
1
1,479,954 1,261,661
Diamond Sports Group LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.36% 08/24/26
1
1,496,193 912,685
EW Scripps Co.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.75% 01/07/28
1
466,250 466,639
Frontier Communications holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.50% 05/01/28
1
1,246,875 1,249,799
Global Tel*Link Corp.,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
4.35% 11/29/25
1
983,312 907,872
Gray Television, Inc.,
Term Loan B2, 1st Lien
(LIBOR plus 2.25%)
2.34% 02/07/24
1
1,500,000 1,494,383
GTT Communications BV,
Term Loan B, 1st Lien
(EURIBOR plus 3.25%)
3.25% 05/31/25
1
1,392,821 1,376,805
GTT Communications, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.90% 05/30/25
1
938,679 747,226
Intelsat Jackson Holdings,
Delayed-Draw Term Loan, 1st Lien (Luxembourg)
(LIBOR plus 5.50%)
6.50% 07/14/21
1,2
107,778 108,721
Intelsat Jackson Holdings SA,
Term Loan B5, 1st Lien (Luxembourg)
8.63% 01/02/24
1,2
500,000 510,090

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 2
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Communications (continued)
Iridium Satellite LLC,
Term Loan B1, 1st Lien
(LIBOR plus 2.75%)
3.75% 11/04/26
1
$ 1,246,851 $ 1,250,573
Level 3 Parent LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.85% 03/01/27
1
2,337,328 2,304,091
MacDonald Dettwiler & Associates Ltd.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.86% 10/04/24
1
736,668 730,914
Metronet Systems Holdings LLC,
Term Loan B
(LIBOR plus 3.75%)
4.50% 06/02/28
1,3
1,350,000 1,353,544
MH Sub I LLC,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
4.75% 09/13/24
1
2,342,521 2,350,579
National Cinemedia LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.00% 06/20/25
1
1,253,021 1,203,213
National CineMedia LLC,
Term Loan B, 1st Lien
(LIBOR plus 8.00%)
9.00% 12/20/24
1
584,213 597,358
NEP/NCP Holdco, Inc.,
Term Loan, 2nd Lien
(LIBOR plus 7.00%)
7.10% 10/19/26
1
440,000 433,400
NEP/NCP Holding Co, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.35% 10/20/25
1
1,243,622 1,214,671
New Insight Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 5.50%)
6.50% 12/20/24
1
482,500 478,078
Nexstar Broadcasting, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 2.25%)
2.35% 01/17/24
1
927,096 924,852
Sinclair Television Group, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 3.00%)
3.10% 04/01/28
1
1,624,890 1,614,734
Terrier Media Buyer, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
3.60% 12/17/26
1
1,531,803 1,525,844
Univision Communications, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.25% 05/06/28
1
1,000,000 997,920
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Communications (continued)
UPC Financing Partnership,
Term Loan, 1st Lien
(LIBOR plus 2.25%)
2.32% 04/30/28
1
$ 250,000 $ 247,318
Virgin Media Bristol LLC,
Term Loan N, 1st Lien
(LIBOR plus 2.50%)
2.57% 01/31/28
1
3,000,000 2,976,465
Zayo Group Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.00%)
3.10% 03/09/27
1
2,004,276 1,985,647
48,526,794
Consumer Discretionary — 6 .56%
ADMI Corp.,
Term Loan B2, 1st Lien
(LIBOR plus 2.75%)
3.25% 12/23/27
1
1,246,875 1,234,668
AI Aqua Merger Sub, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.25% 12/13/23
1
1,447,500 1,450,894
Term Loan B1, 1st Lien
(LIBOR plus 3.25%)
4.25% 12/13/23
1
487,277 488,420
Arterra Wines Canada, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
4.25% 11/24/27
1
696,500 698,896
Birkenstock U.S. BidCo, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.25% 04/28/28
1
750,000 751,249
CityCenter Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.00% 04/18/24
1
2,166,076 2,151,336
Culligan International Inc,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.00% 06/17/28
1
1,022,222 1,026,056
Four Seasons Hotels, Ltd.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.10% 11/30/23
1
955,000 953,076
KUEHG Corp.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
4.75% 02/21/25
1
333,591 329,126
Kwor Acquisition, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.10% 06/03/26
1
2,469,199 2,464,582

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
3 / June 2021
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Consumer Discretionary (continued)
Landry's,
Term Loan, 1st Lien
(LIBOR plus 12.00%)
13.00% 10/06/23
1
$ 53,605 $ 60,038
New Trojan Parent, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
3.75% 01/06/28
1
1,500,000 1,495,470
Nielsen Finance LLC,
Term Loan B4, 1st Lien
(LIBOR plus 2.00%)
2.08% 10/04/23
1
857,067 857,067
Peraton Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.50% 02/01/28
1
2,493,750 2,505,346
Prometric Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.00% 01/29/25
1
970,150 958,994
Refresco,
Term Loan B3, 1st Lien
(LIBOR plus 3.00%)
3.16% 03/28/25
1
1,940,400 1,935,549
Reynolds Group Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.85% 02/06/23
1
917,731 916,726
Sunshine Luxembourg VII SARL,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.50% 10/01/26
1
2,244,375 2,255,451
Tecta America Corp.,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
5.00% 04/10/28
1
1,000,000 1,003,125
Triton Water Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.00% 03/31/28
1
1,500,000 1,500,210
Waystar technologies, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.10% 10/22/26
1
1,977,487 1,983,667
Weber-Stephen Products LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.00% 10/30/27
1
1,492,500 1,497,164
Whatabrands LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.83% 07/31/26
1
1,374,539 1,370,243
29,887,353
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Consumer Products — 0 .10%
Hoffmaster Group, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
5.00% 11/21/23
1
$ 466,534 $ 451,197
Electric — 1 .89%
Astoria Energy LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.50% 12/10/27
1
1,486,224 1,487,153
CommScope, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.35% 04/06/26
1
1,967,462 1,961,668
Endure Digital, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.25% 02/10/28
1
2,000,000 1,994,160
Linden LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.50% 10/01/27
1
1,297,267 1,298,305
Vistra Operations Co., LLC,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
1.83% 12/31/25
1
363,903 361,787
1.85% 12/31/25
1
1,494,540 1,485,849
8,588,922
Energy — 1 .90%
Apro LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.50% 11/14/26
1
1,342,936 1,342,936
Calpine Corp.,
Term Loan B10, 1st Lien
(LIBOR plus 2.00%)
2.10% 08/12/26
1
190,347 188,069
Centurion Pipeline Co., LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.35% 09/29/25
1
975,000 963,573
DT Midstream, Inc.,
Term Loan B
(LIBOR plus 2.00%)
2.50% 05/25/28
1
2,500,000 2,507,362
EPIC Y-Grade Services,
Term Loan B, 1st Lien
(LIBOR plus 6.00%)
7.00% 06/30/27
1
251,869 219,126
Glass Mountain Pipeline Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
5.50% 12/23/24
1,4,5
137,331 40,787

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 4
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Energy (continued)
ITT Holdings LLC,
Term Loan
(LIBOR plus 3.25%)
3.25% 07/31/28
1
$ 750,000 $ 750,000
KAMC Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.14% 08/14/26
1,4,5
736,875 711,084
Stonepeak Lonestar Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
4.69% 10/19/26
1
1,010,322 1,015,101
Traverse Midstream Partners LLC,
Term Loan B, 1st Lien
(LIBOR plus 5.50%)
6.50% 09/27/24
1
915,791 921,519
8,659,557
Entertainment — 1 .74%
CineWorld Finance U.S., Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.50% 02/28/25
1
2,146,130 1,896,761
Crown Finance U.S., Inc.,
Term Loan B1, 1st Lien
7.00% 05/23/24
1
1,106,604 1,398,863
NAI Entertainment Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.50% 05/08/25
1
1,391,572 1,370,114
Nascar Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.84% 10/19/26
1
785,018 782,368
WildBrain Ltd.,
Term Loan B, 1st Lien
(LIBOR plus 4.25%)
5.00% 03/24/28
1
1,496,250 1,492,981
WMG Acquisition Corp.,
Term Loan G, 1st Lien
(LIBOR plus 2.13%)
2.23% 01/20/28
1
1,000,000 993,750
7,934,837
Finance — 4 .75%
Auris Lux III SA,
Term Loan B, 1st Lien (Luxembourg)
(LIBOR plus 3.75%)
3.85% 02/27/26
1,2
1,221,879 1,210,699
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B4, 1st Lien
(LIBOR plus 1.50%)
2.25% 02/12/27
1
497,481 492,001
Term Loan B5, 1st Lien
(LIBOR plus 2.50%)
3.25% 12/01/27
1
746,250 746,978
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Finance (continued)
Camelot Finance SA,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.10% 10/30/26
1
$ 985,000 $ 982,045
CBAC Borrower LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.10% 07/08/24
1
236,102 230,377
Cushman & Wakefield,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.85% 08/21/25
1
633,852 629,551
DCG Acquisition Corp.,
Term Loan, 1st Lien
(LIBOR plus 4.50%)
4.59% 09/30/26
1
2,470,450 2,476,626
First Eagle Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
2.65% 02/01/27
1
1,438,868 1,421,788
Hertz Corp. (The),
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
3.50% 06/14/28
1
420,712 420,886
Term Loan C, 1st Lien
(LIBOR plus 3.50%)
3.50% 06/14/28
1
79,288 79,321
IG Investments Holdings LLC,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
4.75% 05/23/25
1
1,995,011 2,001,934
Jane Street Group LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.85% 01/26/28
1
1,741,250 1,735,338
Mirion Technologies, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.15% 03/06/26
1
1,729,176 1,733,231
Pre-Paid Legal Services, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.75% 05/01/25
1
992,500 996,227
Rent-A-Center, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.75% 02/17/28
1
997,500 999,994
Schweitzer-Mauduit International, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
4.50% 01/27/28
1
2,000,000 1,980,000
Telenet Financing USD LLC,
Term Loan AR, 1st Lien
(LIBOR plus 2.00%)
2.07% 04/30/28
1
1,500,000 1,481,625

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
5 / June 2021
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Finance (continued)
Zebra Buyer LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
3.50% 04/21/28
1
$ 2,000,000 $ 2,010,000
21,628,621
Food — 4 .48%
CH Guenther Parent LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.85% 03/31/25
1
476,361 472,193
Chobani LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.50% 10/25/27
1
1,488,750 1,494,802
Dessert Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.75% 06/09/28
1,6
1,684,211 1,686,316
Flora Food Group,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.26% 07/02/25
1
1,964,872 1,925,329
Hostess Brands LLC,
Term Loan, 1st Lien
(LIBOR plus 2.25%)
3.00% 08/03/25
1
2,422,144 2,415,519
Houston Foods, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
3.85% 07/20/25
1
2,253,327 2,242,061
JBS USA LUX SA,
Term Loan B, 1st Lien (Canada)
(LIBOR plus 2.00%)
2.10% 05/01/26
1,2
1,221,875 1,219,645
Matterhorn Merger Sub LLC,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.10% 05/23/25
1
483,816 483,514
Shearer's Foods LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.25% 09/23/27
1
2,049,827 2,054,090
Snacking Investments Bidco,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.00% 12/18/26
1
493,750 496,527
Sovos Brands Intermediate, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.25%)
5.00% 06/08/28
1
1,000,000 1,005,000
TKC Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 5.50%)
6.50% 05/15/28
1
1,000,000 985,630
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Food (continued)
U.S. Foods, Inc.,
Term Loan, 1st Lien
(LIBOR plus 2.00%)
2.10% 09/13/26
1
$ 1,965,000 $ 1,938,531
Utz Quality Foods LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.10% 01/20/28
1
1,988,754 1,989,997
20,409,154
Gaming — 2 .46%
Caesars Resort Collection LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
4.60% 07/21/25
1
992,500 996,842
Term Loan, 1st Lien
(LIBOR plus 2.75%)
2.85% 12/23/24
1
1,447,500 1,436,839
Churchill Downs, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.11% 12/27/24
1
2,002,572 1,993,180
Gateway Casinos & Entertainment Ltd.,
Term Loan B, 1st Lien
(LIBOR plus 6.50%)
7.50% 03/13/25
1
1,006,495 1,003,350
Golden Entertainment, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.75% 10/21/24
1
1,359,375 1,355,127
Golden Nugget,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.25% 10/04/23
1
1,988,734 1,976,494
GVC Holdings PLC,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.25% 03/29/24
1
1,451,250 1,447,172
J&J Ventures Gaming LLC,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.75% 04/26/28
1
1,000,000 1,005,000
11,214,004
Health Care — 14 .13%
Admi Corp.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.85% 04/30/25
1
970,138 959,335
Aldevron LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.25% 10/12/26
1
987,500 989,045

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 6
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
Alphabet Holding Co., Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
3.60% 09/26/24
1
$ 478,673 $ 478,689
Avantor Funding, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.25% 11/08/27
1
1,492,500 1,494,828
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
2.50% 01/15/25
1
789,836 789,015
BCPE Eagle Buyer LLC,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
5.25% 03/18/24
1
1,341,222 1,344,575
Bella Holding Co. LLC,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
4.50% 05/10/28
1
1,000,000 1,001,730
Buckeye Partners LP,
Term Loan, 1st Lien
(LIBOR plus 2.25%)
2.35% 11/01/26
1
497,500 494,702
Cano Health LLC,
Term Loan, 1st Lien
(LIBOR plus 4.75%)
5.50% 11/23/27
1
773,024 775,440
Catalent Pharma Solutions, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.50% 02/22/28
1
816,399 819,208
CCS-CMGC Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 5.50%)
5.60% 10/01/25
1
487,500 482,747
Certara Holdco, Inc.,
Term Loan B
(LIBOR plus 3.50%)
3.60% 08/15/26
1
2,000,000 2,005,000
CPI Holdco LLC,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
3.85% 11/04/26
1
2,231,203 2,236,190
Da Vinci Purchaser Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.00% 01/08/27
1
2,228,741 2,238,837
Elanco Animal Health, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.84% 08/01/27
1
2,779,282 2,740,789
Emerald Topco, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
3.59% 07/27/26
1
1,483,693 1,477,202
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
Endo Luxembourg Finance Co.,
Term Loan B, 1st Lien
(LIBOR plus 5.00%)
5.75% 03/27/28
1
$ 1,199,052 $ 1,160,461
eResearchTechnology, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
5.50% 02/04/27
1
1,774,199 1,784,463
Femur Buyer, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.50%)
4.65% 03/05/26
1
629,423 605,819
Gentiva Health Services, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.88% 07/02/25
1
2,106,438 2,104,468
Grifols Worldwide Operations USA, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.09% 11/15/27
1
985,000 976,199
Heartland Dental LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.07% 04/30/25
1
500,000 499,765
Term Loan, 1st Lien
(LIBOR plus 3.50%)
3.60% 04/30/25
1
1,241,698 1,229,629
Horizon Therapeutics USA, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.50% 03/15/28
1
1,496,250 1,488,769
ICON Luxembourg SARL,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
2.50% 06/16/28
1
3,202,176 3,210,934
Indigo Merger Sub, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
2.50% 06/16/28
1
797,824 800,006
Jazz Financing Lux SARL,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.00% 05/05/28
1
2,000,000 2,008,590
Med Parentco LP,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
4.35% 08/31/26
1
1,477,210 1,480,733
Medical Solutions Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.50%)
5.50% 06/14/24
1
962,924 966,838
Medplast Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
3.85% 07/02/25
1
972,500 946,262

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
7 / June 2021
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
National Seating & Mobility,
Term Loan, 1st Lien
(LIBOR plus 5.25%)
5.35% 11/16/26
1
$ 1,982,472 $ 1,987,428
NMN Holdings III Corp.,
Delayed-Draw Term Loan, 1st Lien
(LIBOR plus 3.50%)
3.60% 11/13/25
1
259,369 258,829
Term Loan, 1st Lien
(LIBOR plus 3.50%)
3.60% 11/13/25
1
1,208,906 1,206,392
NMSC Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 5.00%)
6.00% 04/19/23
1,4,5
409,970 409,715
Organon & Co.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.50% 06/02/28
1
1,500,000 1,503,443
Ortho-Clinical Diagnostics SA,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.09% 06/30/25
1
1,250,000 1,250,450
Pacific Dental Services, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.25% 05/05/28
1
1,000,000 1,004,380
Pathway Vet Alliance LLC,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
3.85% 03/31/27
1
2,476,866 2,474,277
PetVet Care Centers LLC,
Term Loan B3, 1st Lien
(LIBOR plus 3.50%)
4.25% 02/14/25
1
994,937 999,155
Phoenix Guarantor, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
3.57% 03/05/26
1
1,993,753 1,984,472
Premise Health Holding Corp.,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
3.50% 07/10/25
1
2,132,384 2,119,057
Prestige Brands, Inc.,
Term Loan B5, 1st Lien
(LIBOR plus 2.00%)
2.00% 06/09/28
1
1,500,000 1,502,813
Resonetics LLC,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.75% 04/28/28
1
1,250,000 1,253,644
Sotera Health Holdings LLC,
Term Loan, 1st Lien
(LIBOR plus 2.75%)
3.25% 12/11/26
1
1,000,000 997,710
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
Surgery Center Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
4.50% 08/31/26
1
$ 1,205,634 $ 1,212,133
Tecomet, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.50% 05/01/24
1
195,930 194,502
U.S. Renal Care, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 5.00%)
5.13% 06/26/26
1
1,778,449 1,787,715
UIC Merger Sub, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
4.25% 08/30/24
1
2,197,178 2,203,067
Valeant Pharmaceuticals International, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.84% 11/27/25
1
452,206 449,273
64,388,723
Industrials — 11 .60%
Anchor Packaging LLC,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.10% 07/18/26
1
1,984,810 1,989,772
BCPE Empire Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.10% 06/11/26
1
1,228,892 1,232,732
(LIBOR plus 4.25%)
5.00% 06/11/26
1
498,750 499,997
Berry Global, Inc.,
Term Loan Z, 1st Lien
(LIBOR plus 1.75%)
1.83% 07/01/26
1
2,070,521 2,057,146
Brown Group Holding LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
3.25% 06/07/28
1
500,000 498,000
Charter Next Generation, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
4.50% 12/01/27
1
1,750,000 1,756,291
Clean Harbors, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.85% 06/30/24
1
1,785,697 1,791,831
Conserve Merger Sub, Inc.,
Term Loan, 1st Lien (France)
(LIBOR plus 3.50%)
3.60% 08/08/25
1,2
1,945,000 1,936,189

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 8
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials (continued)
Convergint Technologies,
Delayed-Draw Term Loan, 1st Lien
(LIBOR plus 3.75%)
4.50% 03/31/28
1,7
$ 65,801 $ 66,157
Term Loan, 1st Lien
(LIBOR plus 3.75%)
4.50% 03/31/28
1
413,420 415,661
Deliver Buyer, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 5.00%)
5.15% 05/01/24
1
1,077,305 1,079,998
Eagle 4 Ltd.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
3.65% 07/12/28
1
500,000 500,263
Energizer Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 2.25%)
2.75% 12/22/27
1
997,500 996,752
Engineered Machinery Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
5.25% 07/19/24
1
491,174 492,813
Ingram Micro, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
3.50% 03/30/28
1
1,000,000 1,002,970
Jade Germany GMBH,
Term Loan, 1st Lien (Germany)
(LIBOR plus 5.50%)
6.50% 05/31/23
1,2
959,999 873,599
Liqui-Box Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
5.50% 02/26/27
1
990,000 951,885
MAR Bidco SARL,
Term Loan B, 1st Lien
(LIBOR plus 4.25%)
4.25% 04/21/28
1
1,750,000 1,760,938
Mauser Packaging Solutions Holdings,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.35% 04/03/24
1
1,503,013 1,469,549
Michaels Cos, Inc. (The),
Term Loan, 1st Lien
(LIBOR plus 4.25%)
5.00% 04/15/28
1
2,500,000 2,513,500
Patriot Container Corp.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.00% 03/20/25
1
1,477,099 1,470,637
Pelican Products, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.50% 05/01/25
1
1,477,327 1,469,941
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials (continued)
Plaze, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
3.60% 07/30/26
1
$ 1,778,347 $ 1,756,118
(LIBOR plus 3.75%)
4.50% 08/03/26
1
497,500 498,900
PowerTeam Services LLC,
Term Loan
(LIBOR plus 3.50%)
3.50% 03/06/25
1
1,500,000 1,496,723
Pretium Packaging Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.75% 11/05/27
1
1,741,250 1,747,997
Proampac PG Borrower LLC,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
4.50% 11/03/25
1
2,942,625 2,945,200
Protective Industrial Products, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.75% 12/29/27
1
1,793,103 1,797,030
Refficiency Holdings LLC,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.75% 12/10/27
1,8
834,516 836,602
Spectrum Holdings III Corp.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
4.25% 01/31/25
1
1,412,574 1,358,727
Technimark LLC,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
3.60% 08/08/25
1
975,000 973,781
Titan Acquisition, Ltd.,
Term Loan, 1st Lien
(LIBOR plus 3.00%)
3.17% 03/28/25
1
492,366 484,850
Transcendia Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.50% 05/30/24
1
1,441,922 1,250,867
TransDigm, Inc.,
Term Loan E, 1st Lien
(LIBOR plus 2.25%)
2.35% 05/30/25
1
491,266 484,906
TricorBraun Holdings, Inc.,
Delayed-Draw Term Loan, 1st Lien
(LIBOR plus 3.25%)
3.75% 03/03/28
1,9
9,181 9,126
Term Loan, 1st Lien
(LIBOR plus 3.25%)
3.75% 03/03/28
1
1,224,560 1,217,219

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
9 / June 2021
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials (continued)
U.S. Ecology, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
2.60% 11/02/26
1
$ 492,500 $ 493,628
Univar Solutions USA, Inc.,
Term Loan B6, 1st Lien
(LIBOR plus 2.00%)
2.10% 05/26/28
1
1,500,000 1,499,063
USIC Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
4.25% 05/12/28
1
1,500,000 1,499,063
WP Deluxe Merger Sub, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
4.25% 07/19/24
1
965,000 965,603
Zep, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.00% 08/12/24
1
4,743,775 4,690,408
52,832,432
Information Technology — 11 .96%
AppLovin Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.34% 08/15/25
1
746,173 746,069
AQA Acquisition Holding, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
4.75% 03/03/28
1
1,500,000 1,507,035
BJ's Wholesale Club, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.07% 02/03/24
1
1,363,627 1,365,202
Buzz Merger Sub, Ltd.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.84% 01/29/27
1
1,488,712 1,485,459
Castle U.S. Holding Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
3.90% 01/29/27
1
989,583 979,302
Ciox Health,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
5.00% 12/16/25
1
500,000 500,000
(LIBOR plus 5.00%)
6.00% 12/16/25
1
778,050 780,828
DCert Buyer, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.10% 10/16/26
1
1,734,350 1,738,686
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
Dell International LLC,
Term Loan B2, 1st Lien
(LIBOR plus 1.75%)
2.00% 09/19/25
1
$ 854,878 $ 855,677
E2open LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.00% 02/04/28
1
2,000,000 2,004,690
EagleView Technology Co.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
3.64% 08/14/25
1
2,722,242 2,692,597
EQT Box Merger Sub, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
3.75% 04/17/28
1
250,000 249,322
Gainwell Acquisition Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.75% 10/01/27
1
1,496,241 1,503,722
GlobalLogic Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.85% 08/01/25
1
426,641 426,107
Helios Software Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
3.93% 03/11/28
1
1,657,143 1,659,993
Imperva, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
5.00% 01/12/26
1
1,767,722 1,776,154
ION Analytics,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.50% 02/16/28
1
677,083 680,228
IQVIA, Inc.,
Term Loan B2, 1st Lien
(LIBOR plus 1.75%)
1.85% 01/17/25
1
955,078 950,542
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
1.90% 06/11/25
1
1,469,772 1,462,812
Logmein, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.75%)
4.83% 08/31/27
1
1,492,500 1,491,918
Magenta Buyer LLC,
Term Loan, 1st Lien
(LIBOR plus 5.00%)
5.00% 05/03/28
1
2,000,000 2,001,750
Maximus, Inc.,
Term Loan B
(LIBOR plus 2.00%)
2.50% 05/28/28
1
1,500,000 1,505,002

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 10
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
Murphy USA, Inc.,
Term Loan B, 1st Lien
(PRIME plus 0.00%)
3.25% 01/31/28
1
$ 997,500 $ 999,999
Northwest Fiber LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
3.82% 04/30/27
1
997,500 999,121
Panther Purchaser LP,
Term Loan, 1st Lien
(LIBOR plus 4.50%)
5.00% 01/07/28
1
1,500,000 1,504,845
Precision Medicine Group LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.75% 11/18/27
1,10
2,640,577 2,637,831
Project Alpha Intermediate Holding, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.11% 04/26/24
1
1,955,175 1,960,405
Proofpoint, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.25% 06/09/28
1
1,000,000 995,630
RealPage, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.75% 04/24/28
1
1,500,000 1,497,285
Scientific Games International, Inc.,
Term Loan B5, 1st Lien
(LIBOR plus 2.75%)
2.85% 08/14/24
1
1,943,616 1,932,013
Sophia LP,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
3.90% 10/07/27
1
1,990,000 1,994,149
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.75% 03/04/28
1
1,995,000 2,000,616
SS&C Technologies, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
1.85% 04/16/25
1
714,146 706,801
Term Loan B4, 1st Lien
(LIBOR plus 1.75%)
1.85% 04/16/25
1
542,582 537,001
Surf Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
3.63% 03/05/27
1
2,033,237 2,022,441
TierPoint LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.50% 05/05/26
1
974,764 975,807
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
TTM Technologies, Inc.,
Term Loan, 1st Lien
(LIBOR plus 2.50%)
2.59% 09/30/24
1
$ 1,000,000 $ 998,750
Veeam Software,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.10% 02/28/27
1
994,962 993,410
VT Topco, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
3.35% 08/01/25
1
1,717,319 1,707,814
Zelis Payments Buyer, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
3.59% 09/30/26
1
740,639 739,484
Zotec Partners LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.75% 02/14/24
1
944,297 946,658
54,513,155
Insurance — 1 .09%
Acrisure LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
3.60% 02/15/27
1
1,989,924 1,971,478
Alliant Holdings Intermediate LLC,
Term Loan B3, 1st Lien
(LIBOR plus 3.75%)
4.25% 11/05/27
1
997,901 1,000,880
Asurion LLC,
Term Loan B8, 1st Lien
(LIBOR plus 3.25%)
3.34% 12/23/26
1
496,253 491,213
Term Loan B9, 1st Lien
(LIBOR plus 3.25%)
3.35% 07/31/27
1
498,750 493,658
Howden Group Holdings Ltd.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.00% 11/12/27
1
496,221 496,531
Hyperion Refinance SARL,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.75% 11/12/27
1
496,929 499,414
4,953,174
Materials — 3 .56%
American Rock Salt Co. LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.75% 06/04/28
1
1,000,000 1,003,750

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
11 / June 2021
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Materials (continued)
Archroma Finance SARL,
Term Loan B2, 1st Lien (Switzerland)
(LIBOR plus 4.25%)
4.38% 08/12/24
1,2
$ 720,000 $ 718,200
4.40% 08/12/24
1,2
1,875 1,870
Cyanco Intermediate Corp.,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
3.59% 03/16/25
1
435,252 431,444
Herens U.S. Holdco Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.75% 04/30/28
1
1,850,000 1,854,625
ICP Group,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
4.50% 12/29/27
1
1,496,250 1,495,554
INEOS U.S. Quattro LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
3.25% 01/29/26
1
1,250,000 1,248,437
Israel Chemicals Ltd.,
Term Loan, 1st Lien (Israel)
(LIBOR plus 3.00%)
3.09% 03/28/25
1,2
986,955 986,832
Lummus Technology Holdings V LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
3.60% 06/30/27
1
1,995,000 1,985,733
Plaskolite PPC Intermediate II LLC,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.75% 12/15/25
1
1,496,250 1,504,906
Polar U.S. Borrower LLC,
Term Loan, 1st Lien
(LIBOR plus 4.75%)
4.83% 10/15/25
1
541,551 544,259
4.90% 10/15/25
1
2,771 2,785
Potters Borrower LP,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.75% 12/14/27
1
997,500 1,000,308
SK Invictus Intermediate,
Term Loan, 2nd Lien
(LIBOR plus 6.75%)
6.85% 03/30/26
1
1,000,000 1,003,540
Tronox Finance LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
2.60% 03/10/28
1
376,154 374,239
2.65% 03/10/28
1
576,923 573,987
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Materials (continued)
WR Grace & Co.-Conn,
Term Loan B3, 1st Lien
(LIBOR plus 2.00%)
2.15% 03/30/28
1
$ 1,500,000 $ 1,497,188
16,227,657
Real Estate Investment Trust (REIT) — 0 .95%
Aveanna Healthcare LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.00% 06/30/28
1
1,622,642 1,614,528
SBA Senior Finance II LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.86% 04/11/25
1
989,376 982,163
VICI Properties 1 LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.84% 12/20/24
1
1,764,091 1,751,769
4,348,460
Retail — 2 .54%
American Airlines, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.75%)
5.50% 04/20/28
1
1,500,000 1,565,722
AmWINS Group, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.00% 02/19/28
1
1,741,250 1,732,361
Aveanna Healthcare LLC,
Delayed-Draw Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.00% 06/30/28
1
377,358 375,472
BC ULC,
Term Loan B, 1st Lien (Canada)
(LIBOR plus 1.75%)
1.85% 11/19/26
1,2
2,129,440 2,103,823
BW Gas & Convenience Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.00% 03/17/28
1
1,250,000 1,251,562
Curium Bidco SARL,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.20% 07/09/26
1
992,424 991,184
(LIBOR plus 4.25%)
5.00% 12/02/27
1
995,000 998,731
Go Wireless, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 6.50%)
7.50% 12/22/24
1
586,397 587,010
Harbor Freight Tools USA, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
3.25% 10/19/27
1
500,000 500,723

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 12
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Retail (continued)
KFC Holding Co.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.85% 03/15/28
1
$ 731,844 $ 733,410
SRS Distribution, Inc.,
Term Loan B
(LIBOR plus 3.75%)
4.25% 06/02/28
1
750,000 750,469
11,590,467
Services — 6 .17%
Adtalem Global Education, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
4.50% 02/14/28
1
1,500,000 1,499,812
AECOM,
Term Loan B, 1st Lien
(LIBOR plus 4.75%)
5.50% 01/29/27
1
2,493,750 2,521,805
Allied Universal Holdco LLC,
Term Loan B
(LIBOR plus 3.75%)
4.25% 05/12/28
1
2,000,000 2,008,070
Aramark Services, Inc.,
Term Loan, 1st Lien
(LIBOR plus 1.75%)
1.85% 03/11/25
1
1,865,325 1,849,582
Bifm CA Buyer, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
3.60% 05/27/26
1
895,674 892,741
Cambium Learning Group, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
4.65% 12/18/25
1
497,240 500,658
CCRR Parent, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.25%)
5.00% 03/06/28
1
997,500 1,004,672
CoreLogic, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.00% 06/04/28
1
2,250,000 2,246,906
Ensemble RCM LLC,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
3.94% 08/03/26
1
991,187 993,045
Gateway Merger Sub 2021, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
3.75% 07/09/28
1
3,000,000 2,985,000
(LIBOR plus 5.25%)
6.00% 06/26/28
1
500,000 498,440
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Services (continued)
Guidehouse LLP,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.10% 05/01/25
1
$ 1,739,312 $ 1,745,521
Hornblower Sub LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
5.50% 04/27/25
1
1,500,000 1,416,255
Lakeland Holdings LLC,
Term Loan, 1st Lien
(LIBOR plus 13.25%)
13.25% 09/27/27
1,4,5
489,115 275,533
Lakeland Tours LLC,
Term Loan, 1st Lien
(LIBOR plus 12.00%)
13.25% 09/25/23
1,4,5
186,056 187,731
(LIBOR plus 7.50%)
8.75% 09/25/25
1,4,5
827,321 755,477
PowerTeam Services LLC,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
4.25% 03/06/25
1
149,261 148,573
Term Loan, 2nd Lien
(LIBOR plus 7.25%)
8.25% 03/06/26
1,4,5
750,000 747,562
SS&C Technologies, Inc.,
Term Loan B5, 1st Lien
(LIBOR plus 1.75%)
1.85% 04/16/25
1
1,962,436 1,943,577
University Support Services LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.35% 07/17/25
1
1,875,310 1,878,433
Verscend Holding Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.10% 08/27/25
1
1,000,000 1,003,930
WW International, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.00% 04/13/28
1
1,000,000 1,004,165
28,107,488
Transportation — 1 .10%
American Airlines, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.85% 01/29/27
1
271,094 259,788
Kenan Advantage Group, Inc. (The),
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.50% 03/24/26
1
2,488,747 2,498,665
Kestrel Bidco, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.00%)
4.00% 12/11/26
1
492,500 483,573

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
13 / June 2021
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Transportation (continued)
United Airlines, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.50% 04/21/28
1
$ 1,745,625 $ 1,770,963
5,012,989
Total Bank Loans
(Cost $398,307,402) 400,238,500
CORPORATES — 6 .47% *
Banking — 0 .41%
Bank of America Corp.
3.00% 12/20/23
11
1,300,000 1,347,521
HSBC Holdings PLC
(United Kingdom)
(LIBOR USD 3-Month plus 1.00%)
1.16% 05/18/24
1,2
500,000 506,667
1,854,188
Communications — 1 .82%
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38% 08/15/26
12
4,353,000 2,826,257
Intelsat Jackson Holdings SA
(Luxembourg)
8.50% 10/15/24
2,12,13,14
1,000,000 601,250
National CineMedia LLC
5.88% 04/15/28
12
500,000 491,980
Scripps Escrow II, Inc.
5.38% 01/15/31
12
400,000 399,238
T-Mobile USA, Inc.
2.25% 02/15/26 2,500,000 2,525,988
3.88% 04/15/30 1,280,000 1,435,200
8,279,913
Energy — 0 .46%
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50% 02/01/26
12
1,500,000 1,577,100
USA Compression Partners LP/USA Compression Finance
Corp.
6.88% 09/01/27 500,000 535,140
2,112,240
Finance — 0 .77%
Citigroup, Inc.
(LIBOR USD 3-Month plus 0.55%)
0.70% 08/25/36
1
1,800,000 1,600,668
GE Capital International Funding Co.
(Ireland)
4.42% 11/15/35
2
75,000 89,602
Goldman Sachs Group, Inc. (The)
3.27% 09/29/25
11
980,000 1,047,388
Park Aerospace Holdings Ltd.
(Cayman Islands)
4.50% 03/15/23
2,12
750,000 788,537
3,526,195
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care — 1 .60%
Centene Corp.
3.00% 10/15/30 $ 1,400,000 $ 1,439,942
Cigna Corp.
(LIBOR USD 3-Month plus 0.89%)
1.07% 07/15/23
1
2,700,000 2,737,053
Molina Healthcare, Inc.
3.88% 11/15/30
12
500,000 521,157
Organon & Co/Organon Foreign Debt Co.-Issuer BV
5.13% 04/30/31
12
697,000 718,921
Prime Healthcare Services, Inc.
7.25% 11/01/25
12
1,250,000 1,352,300
Tenet Healthcare Corp.
4.63% 09/01/24
12
500,000 513,732
7,283,105
Industrials — 0 .71%
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.48%)
0.64% 08/15/36
1
850,000 694,995
PowerTeam Services LLC
9.03% 12/04/25
12
380,000 418,472
Sealed Air Corp.
5.25% 04/01/23
12
1,500,000 1,588,710
Titan Acquisition Ltd./Titan Co-Borrower LLC
(Canada)
7.75% 04/15/26
2,12
250,000 260,312
Trident TPI Holdings, Inc.
9.25% 08/01/24
12
250,000 263,302
3,225,791
Information Technology — 0 .18%
NCR Corp.
8.13% 04/15/25
12
750,000 820,294
Real Estate Investment Trust (REIT) — 0 .29%
SL Green Operating Partnership LP
(LIBOR USD 3-Month plus 0.98%)
1.14% 08/16/21
1
1,350,000 1,350,325
Retail — 0 .23%
FirstCash, Inc.
4.63% 09/01/28
12
500,000 523,427
Magic Mergeco, Inc.
7.88% 05/01/29
12
500,000 516,250
1,039,677
Total Corporates
(Cost $28,925,869) 29,491,728
Total Bonds — 94 .31%
(Cost $427,233,271)
429,730,228

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 14
Issues Shares Value
WARRANT — 0 .03%
Entertainment — 0 .03%
Cineworld Group PLC
2,13
(United Kingdom) 229,579 $ 159,844
Total Warrant
(Cost $–)
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 8 .83%
Money Market Funds — 0 .05%
Fidelity Investments Money Market Funds - Government
Portfolio
0.01%
15
160,659 160,659
JPMorgan U.S. Government Money Market Fund
0.01%
15
58,000 58,000
218,659
U.S. Treasury Bills — 8 .78%
U.S. Treasury Bills
0.01%
16
07/15/21 $ 3,000,000 2,999,954
0.05%
16
08/12/21 37,000,000 36,997,841
39,997,795
Total Short-Term Investments
(Cost $40,216,444) 40,216,454
Total Investments - 103.17%
(Cost $467,449,715) 470,106,526
Net unrealized depreciation on unfunded commitments
- 0.00% (1,491)
Liabilities in Excess of Other Assets - (3.17)% (14,450,060)
Net Assets - 100.00% $ 455,654,975
1
Floating rate security. The rate disclosed was in effect at June 30, 2021.
2
Foreign denominated security issued by foreign domiciled entity.
3
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $150,394, at an interest rate of 0.50% and a maturity of June 02, 2028. The investment is accruing an unused commitment fee of
0.25% per annum.
4
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
5
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $3,127,889, which is 0.69% of total net assets.
6
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $316,184, at an interest rate of 1.00% and a maturity of June 09, 2028. The investment is not accruing an unused commitment fee.
7
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $20,892, at an interest rate of 3.75% and a maturity of March 31, 2028. The investment is not accruing an unused commitment fee.
8
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $161,693, at an interest rate of 4.00% and a maturity of December 10, 2027. The investment is not accruing an unused commitment fee.
9
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $264,662, at an interest rate of 3.25% and a maturity of March 03, 2028. The investment is not accruing an unused commitment fee.
10
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $345,794, at an interest rate of 3.75% and a maturity of November 18, 2027. The investment is accruing an unused commitment fee of 1.13% per annum.
11
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
12
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
13
Non-income producing security.
14
Security is currently in default with regard to scheduled interest or principal payments.
15
Represents the current yield as of June 30, 2021.
16
Represents annualized yield at date of purchase.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(EUR): Euro
(EURIBOR): Euro InterBank Offer Rate
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(USD): U.S. Dollar
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 1,463,618 EUR 1,210,000 Goldman Sachs International 07/16/21 $ 28,205
USD 1,446,546 EUR 1,210,000 Goldman Sachs International 10/22/21 8,091
36,296
EUR 1,210,000 USD 1,443,734 Goldman Sachs International 07/16/21 (8,320)
NET UNREALIZED APPRECIATION $ 27,976

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
15 / June 2021
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value:
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation:
Fixed income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of Trustees
(the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The
Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g., U.S. Treasury Note) or benchmark
(e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P
500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and asked prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level
2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the Board, generally based upon recommendation provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy.
These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements:
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 16
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30, 2021 is as follows:
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
FLOATING RATE INCOME FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 218,659 $ — $ — $ 218,659
U.S. Treasury Bills 39,997,795 — — 39,997,795
Long-Term Investments:
Bank Loans — 397,110,611 3,127,889 400,238,500
Corporates — 29,491,728 — 29,491,728
Warrant 159,844 — — 159,844
Other Financial Instruments
*
Assets:
Foreign currency exchange contracts — 36,296 — 36,296
Liabilities:
Foreign currency exchange contracts — (8,320) — (8,320)
Total $ 40,376,298 $ 426,630,315 $ 3,127,889 $ 470,134,502
*Other financial instruments include foreign currency exchange contracts.

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
17 / June 2021
For the period ended June 30, 2021 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of
Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level
3 investments for which significant unobservable inputs were used in determining fair value:
COMMITMENTS AND CONTINGENCIES
FLOATING RATE
INCOME FUND
BANK
LOANS
Balance as of
April 1, 2021 $ 3,008,358
Accrued discounts/premiums (21,029)
Realized (loss) (947)
Change in unrealized appreciation* 132,077
Purchases 15,201
Sales (5,771)
Transfers into Level 3** —
Transfers out of Level 3** —
Balance as of
June 30, 2021
$ 3,127,889
*The change in unrealized appreciation (depreciation) on securities still held at June 30, 2021 was $132,077 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended June 30, 2021.
Significant unobservable valuations inputs for Level 3 investments as of June 30, 2021, are as follows:
FLOATING RATE INCOME FUND
FAIR VALUE AT
6/30/21
VALUATION
TECHNIQUE *
UNOBSERVABLE
INPUT RANGE
WEIGHTED
AVERAGE
Bank Loans $3,127,889 Third-party Vendor Vendor Prices $29.70 - $100.90 $92.40
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.
FLOATING RATE INCOME FUND
UNFUNDED COMMITMENTS MATURITY AMOUNT UNREALIZED GAIN (LOSS)
Bifm CA Buyer, Inc., Delayed-Draw Term Loan, 1st Lien June 2026 $ 101,707 $ (334)
Precision Medicine Group LLC, Delayed-Draw Term Loan, 1st Lien November 2027 345,794 (1,718)
Refficiency Holdings LLC, Delayed-Draw Term Loan, 1st Lien December 2027 161,693 403
TricorBraun Holdings, Inc., Delayed-Draw Term Loan, 1st Lien March 2028 264,662 (1,596)
Convergint Technologies, Delayed-Draw Term Loan, 1st Lien March 2028 20,892 113
Metronet Systems Holdings LLC, Delayed-Draw Term Loan June 2028 150,394 767
Dessert Holdings, Inc., Delayed-Draw Term Loan June 2028 316,184 395
Culligan International Inc, Delayed-Draw Term Loan, 1st Lien June 2028 128,257 479
Total Unfunded Commitments $ 1,489,583 $ (1,491)